INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income Tax Reconciliation
The provision for income taxes in the consolidated statement of operations and comprehensive loss represents an effective rate different from the US statutory tax rate for the following reasons (in thousands):

	Year Ended December 31,
	2022	2021
Loss before income taxes	$(21,165)	$(20,248)

Income tax recovery at statutory rate (21%)	$(4,440)	$(4,252)
State income tax expense, net of federal benefit	(178)	(502)
Increase (decrease) resulting from:
Effect of foreign tax rate	(890)	(610)
Unrecognized deferred tax asset	5,805	5,150
Other	(297)	216
Provision for income taxes	$—	$2

Schedule of Future Income Tax Assets and Liabilities
The effects of temporary differences that give rise to future income tax assets and future income tax liabilities have been determined as follows (in thousands):

	Year Ended December 31,
	2022	2021
Future income tax assets:
Non-capital losses	$39,454	$34,431
Un-depreciated capital cost (UCC)	1,720	1,646
Other intangible items	2,139	1,404
Interest limitation carryforward	434	461
Total future income tax assets	43,747	37,942
Future income tax liabilities:
Valuation allowance	(43,747)	(37,942)
Net future income tax asset	$—	$—

Unrecognized Deferred Tax Assets Rollforward
A reconciliation of the beginning and ending amounts of unrecognized deferred tax benefits is as follows (in thousands):

	Year Ended December 31,
	2022	2021

Beginning balance	$37,942	$32,792
Additions based on tax positions related to the current year	5,805	5,150
Ending balance	$43,747	$37,942